Segmented information	3 Months Ended
Nov. 30, 2022
Segmented information

24. Segmented information

Information reported to the Company’s Co-Chief Executives, the Chief Operating Decision Makers (“CODM”), for the purposes of resource allocation and assessment of segment performance is focused on the category of services for each type of activity. The principal categories of services are Gaming, Media, and Corporate and Other. Discontinued operations have been removed from the segment information and prior periods have been rested to conform with current year presentation. The Group’s reportable segments under IFRS 8 Operating Segments are therefore as follows:

Gaming	-	Services related to competitive organized video gaming or sporting events;
Media	-	Platform and advertising services provided to other broadcasters, primarily local TV and radio broadcasters;
Corporate and Other	-	Services provided to other businesses and other revenues;

The Corporate and Other segment primarily consists of support costs not allocated to the two other segments.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

The following is an analysis of the Company’s revenue and results by reportable segment for the three months ended November 30, 2022:

Three months ended	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	745,696	9,523,890	-	10,269,586

Results
Segment loss	90,469	(3,524,896)	-	(3,434,427)

Central administration costs	-	-	1,353,900	1,353,900
Other gains and losses	(17,412)	173,984	401,827	558,399
Finance costs	-	(146)	153,017	152,871
Income (loss) before tax	107,881	(3,698,734)	(1,908,744)	(5,499,597)
Income tax	-	-	-	-
Gain (Loss) for the period from:
Discontinued operations	133,915	-	-	133,915
Non-controlling interest in net loss	-	-	-	-
Net income (loss)	241,796	(3,698,734)	(1,908,744)	(5,365,682)

The following is an analysis of the Company’s revenue and results by reportable segment for the three months ended November 30, 2021:

Three months ended	Gaming	Media	Corporate and Other	Total
	$	$	$	$
Revenue
External sales	402,418	11,812,084	-	12,214,502

Results
Segment loss	(186,891)	(1,981,915)	-	(2,168,806)

Central administration costs	-	-	2,751,217	2,751,217
Other gains and losses	3,215	(1,643)	(7,254,566)	(7,252,994)
Finance costs	(1)	375	196,876	197,250
Loss before tax	(190,105)	(1,980,647)	4,306,473	2,135,721
Income tax	-	-	-	-
Gain (Loss) for the period from:
Share of net loss of associate	-	-	-	-
Discontinued operations	(3,354,385)	-	(110,092)	(3,464,477)
Non-controlling interest in net loss	-	-	(24,764)	(24,764)
Net loss	(3,544,490)	(1,980,647)	4,171,617	(1,353,520)

Segment loss - Segment loss includes total revenue less operating expenses including the following: salaries and wages, consulting, professional fees, revenue sharing expense, advertising and promotion, office and general, technology expenses, amortization and depreciation and share based payments.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

Central administration costs - Central administration costs include corporate operating expenses including the following: salaries and wages, consulting, professional fees, advertising and promotion, office and general, technology expenses, amortization and depreciation and share based payments.

Other gains and losses - Other gains and losses includes gain / loss on foreign exchange, loss on extinguishment of debt, gain on retained interest in former associate, transaction costs, arbitration settlement reserve, impairment expense, restructuring costs, change in fair value of investment at FVTPL, change in fair value of warrant liability and change in fair value of convertible debt.

Finance costs - Finance costs include interest expense.

Geographical breakdown

	North America	European Union	Total
	$	$	$
August 31, 2022
Assets	41,548,305	1,146,503	42,694,808
Long-term assets	20,635,907	-	20,635,907

November 30, 2022
Assets	38,359,084	1,446,137	39,805,221
Long-term assets	20,305,337	1,202	20,306,539